UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Anne Ogan

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2017

	Shares	Value
Corporate Bonds - 40.17%

Trust Certificates - 34.31%
Afsi 7.5 09/15/55	5,000	129,800
AGNC Investment Corp. 7% Perp	20,000	516,800
Apollo Global Mgmt LLC Pfd Ser 6.375%	24,000	631,680
Capitala Fin Corp Convertible Nt 5/31/22	22,000	548,900
Ctl 6.625 09/15/55 Pfd	12,000	305,400
Ctl 7% 02/01/56	18,000	485,100
Eagle Pt CR Co 7 12/31/20	10,000	252,800
Eagle Pt CR Co 7.75% 6/30/22	17,000	442,510
Full Circle Capital Corp. 8.25% Exp 6/30/20	25,000	626,750
Great Ajax Corp Sr Convertible Nt 4/30/24	6,000	153,120
Great Elm Capital Corp. 6.5% 09/18/2022	10,000	253,000
IRET 6.625% Perp	5,000	123,000
KKR Financial Holdings 6.5% 12/31/49	10,000	272,400
KKR Financial Holdings 6.75 12/31/49	20,000	546,400
Landmark Infrastructure Partner	17,000	433,094
Lm 6.375 03/15/56	26,000	697,060
Main Street Capital Corp. 6.125% 4/1/23 Series	20,000	517,970
MVC Capital, Inc. 7.25% 1/15/23 Series	30,000	756,000

PennyMac Mortgage Investment Trust	15,000	376,500
Rexr 5.875% 12/31/49	10,000	255,500
Saratoga Invt Corp 6.750 12/30/23 Pfd	31,000	808,263
Stellus Capital Investment Corporation 5.75 09/15/2022	10,000	254,183
THL Credit, Inc. 6.75% 11/15/21 Pfd	16,100	405,398
TICC Cap Corp. 6.500 03/30/24	10,000	259,400
Torchmark Corp. 5.875% Callabe 12/15/17 @25	28,000	709,520
Triangle Capital Corp. 6.375% 3/15/22 Pfd	11,000	281,267
TriplePoint Venture Growth BDC Corp. 5.75 7/15/2022	15,000	379,200
United States Cellular Corp. 7.25% 12/01/64	12,000	324,840
		11,745,854

Direct Debt - 5.86%
Apple Inc 2.4% 5/3/2023	1,000,000	998,102
Intel Corp Note Call Make Whole 2.35% 05/11/2022	1,000,000	1,007,141
		2,005,243

TOTAL CORPORATE BONDS (Cost $13,485,768)		13,751,097

Investment Companies - 33.99%

Closed-End Income Funds - 20.68%
Aberdeen Asia-Pacific Income Fund, Inc.	60,000	309,600
BlackRock Credit Allocation Income Trust IV	100,000	1,357,000
BlackRock Municipal 2018 Term Trust	50,000	751,500
Franklin Limited Duration Income Trust	73,000	876,730
MFS Intermediate Income Trust	315,000	1,348,200
Wells Fargo Advantage Multi-Sector Income Fund	42,000	563,640
Western Asset/Claymore Inflation Lkd Sec Inc Fd	40,000	462,000
Western Asset/Claymore Inflation-Linked Opportunit	125,000	1,410,000
		7,078,670

Closed-End Funds, Senior Securities - 13.31%
Bancroft Fund LTD 5.375% 12/31/49	10,000	256,000
Gabelli Equity Trust, Inc. 5.45 12/31/49	14,500	370,275

Gabelli Dividend & Income Trust Preferred A	15,500	409,801
Gabelli Dividend & Income Trust Preferred D	15,000	395,903
Gabelli Global Small and Mid Cap Value Trust 5.45 12/31/49	21,000	538,108
Gabelli Utility Trust 5.375% 12/31/49	27,740	709,284
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49	15,400	394,086
GDL Preferred Series B	29,500	1,484,145
		4,557,602

TOTAL INVESTMENT COMPANIES (Cost $11,316,479)		11,636,272

Traditional Preferred - 5.47%
Capital One Financial Corp F 6.2% 12/31/49	17,000.000	459,000
Citigroup Inc. 6.3% 12/31/49 Pfd	12,000.000	326,160
State Street Corp. 6% 12/31/49 Pfd	11,000.000	293,370
Wells Fargo & Co. 6% 12/31/49	30,000.000	793,500
TOTAL TRADITIONAL PREFERRED (Cost $1,755,801)		1,872,030

REIT Senior Securities - 14.04%
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	20,000	510,000
Ashford Hospitality Prime, Inc. 5.5 12/31/49	45,000	911,250
Bluerock Residential Growth REIT 7.125% 12/31/49	15,000	384,000
Colony Northstar 7.125%	16,000	410,880
Digital Realty Trust, Inc. Preferred Series G	12,000	301,920
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	257,700
Pennsylvania REIT Pfd Ser C 7.2% 1/27/2022	22,000	571,780
Summit Hotel Properties, Inc. 6.45% 12/31/49	28,000	716,520
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	607,660
Wheeler Real Estate Investment 8.750% 12/31/49	6,000	136,020
		4,807,730

TOTAL REIT SENIOR SECURITIES (Cost $4,478,648)		4,807,730

Money Market Funds - 6.24%
First American Funds Government Obligation Class Y 0.01% (a)	2,137,069	2,137,069
		2,137,069

TOTAL MONEY MARKET FUNDS (Cost $2,137,069)		2,137,069

TOTAL INVESTMENTS (Cost $33,173,765) 99.92%	34,204,199

Other Assets In Excess of Liabilities - 0.08%	27,632

TOTAL NET ASSETS - 100.00%	34,231,830

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2017.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2017

	Shares	Value
Common Stocks - 94.94%

Aerospace & Defense - 2.5%
BWX Technologies, Inc. Common S	37,320	2,090,666
		2,090,666

Airlines - 1.64%
Skywest, Inc.	31,174	1,368,539
		1,368,539

Banks - 1.25%
HarborOne Bancorp, Inc. (a)	55,370	1,041,510
		1,041,510

Biotechnology - 0.88%
Bioverativ Inc. (a)	12,920	737,344
		737,344

Building Products - 4.9%
Allegion PLC	15,330	1,325,585
Armstrong Flooring, Inc. Common (a)	69,408	1,093,176
Masco Corporation	42,840	1,671,188
		4,089,950

Chemicals - 4.74%

GCP Applied Technologies Inc. (a)	40,758	1,251,271
Ingevity Corporation (a)	6,516	407,055
Platform Specialty Products Corporation (a)	108,840	1,213,566
Tronox Limited	31,660	668,026
Valvoline Inc.	18,067	423,671
		3,963,588

Commercial Services & Supplies - 1.89%
ACCO Brands Corp.	91,870	1,093,253
Acme United Corporation	15,620	359,260
Kimball International, Inc. - B	6,340	125,342
		1,577,855
Communications Equipment - 0.54%
TESSCO Technologies Incorporated	36,335	452,371
		452,371

Construction & Engineering - 0.25%
Goldfield Corp.	32,810	206,703
		206,703

Consumer Finance - 1.6%
Ally Financial, Inc. (a)	55,080	1,336,241
		1,336,241

Container & Packaging - 0.69%
WestRock Company	10,130	574,675
		574,675

Diversified Consumer Services - 0.36%
Sotheby's	6,450	297,410
		297,410

Diversified Financial Services - 5.4%
Fidelity National Financial, Inc. (a)	101,777	1,745,476
Voya Financial, Inc.	69,370	2,767,169
		4,512,645

Electrical Equipment - 0.68%
Allied Motion Technologies Inc.	22,304	565,183
		565,183

Electrical Equipment, Instruments & Comp - 0.54%
PAR Technology Corporation (a)	42,852	447,375
		447,375

Equity Real Estate Investment Trusts - 6.72%
Cyrusone, Inc.	14,260	840,342
Independence Realty Trust, Inc.	110,640	1,125,209
JBG SMITH Properties	17,560	600,728
Park Hotels & Resorts Inc. Comm	91,201	2,513,500
Sabra Healthcare REIT, Inc.	17,490	383,731
Uniti Group Inc.	10,550	154,663
		5,618,171

Food Products - 2.93%
Nomad Foods Ltd. (a)	168,222	2,450,995
		2,450,995

Gas Utilities - 1.95%
ONE Gas, Inc.	12,180	896,935
South Jersey Industries, Inc.	21,160	730,655
		1,627,590

Health Care Equipment & Supplies - 4.5%
Utah Medical Products, Inc.	11,004	809,344
Varex Imanging Corp. (a)	66,500	2,250,360
Varian Medical Systems, Inc. (a)	6,960	696,418
		3,756,122

Health Care Providers & Services - 1.65%
BioTelemetry, Inc. (a)	17,400	574,200
Corvel Corp. (a)	14,785	804,304
		1,378,504

Health Care Technology - 1.69%
Allscripts Healthcare Solutions, Inc. (a)	51,270	729,572
Simulations Plus, Inc.	44,262	686,061
		1,415,633

Hotels, Restaurants & Leisure - 7.75%
Bob Evans Farms, Inc.	9,248	716,812
Caesars Acquisition Company	82,380	1,767,051
DineEquity, Inc.	8,540	367,049
Eldorado Resorts, Inc.	74,309	1,906,026
Hilton Worldwide Holdings Inc.	6,480	450,036
J. Alexander's Holdings, Inc. C (a)	79,823	925,947
Potbelly Corp.	27,480	340,752
		6,473,673

Household Durables - 0.5%
Nacco Industries, Inc.	4,850	416,130
		416,130

Household Products - 2.66%
Energizer Holdings Inc.	48,315	2,224,906
		2,224,906

IT Services - 6.59%
Blackhawk Network Holdings, Inc. Class A (a)	19,074	835,441
Conduent Inc. (a)	148,060	2,320,100
Leidos Holdings, Inc.	35,170	2,082,767
Startek	22,585	265,374
		5,503,683

Independent Power and Renewable - 3.52%
Vistra Energy Corp.	157,170	2,937,507
		2,937,507

Insurance - 1.18%
Brighthouse Financial, Inc.	16,150	981,920
		981,920

Internet & Catalog Retail - 3.88%
Liberty Interactive Corp. - Class A (a)	51,523	1,214,397
Liberty Ventures - Class A (a)	35,296	2,031,285
		3,245,682

Internet & Direct Marketing Retail - 0.61%
Liberty Expedia Hodlings Inc. (a)	9,644	512,193
		512,193

Internet Software & Services - 2.01%
Cars.com Inc.	23,877	635,367
Chubk	48,729	1,040,364
		1,675,731

Machinery - 1.33%
SPX Corporation	37,968	1,113,981
		1,113,981

Media - 7.23%
Lamar Advertising Co. Class A	11,600	794,948

Liberty Braves Series C (a)	52,949	1,338,021
Liberty Global PLC	12,050	286,308
Liberty SiriusXM Series C (a)	75,850	3,175,840
Time, Inc.	32,720	441,720
		6,036,837

Metals & Mining- 0.52%
SunCoke Energy Inc.	47,973	438,473
		438,473

Oil, Gas & Consumable Fuels - 2.04%
Arch Coal, Inc.	13,640	978,534
Midstates Petroleum Company, Inc. (a)	46,870	728,360
		1,706,893

Personal Products - 1.68%
Edgewell Personal Care Company	19,300	1,404,461
		1,404,461

Real Estate Management & Development - 0.42%
Alexander & Baldwin, Inc.	7,510	347,938
		347,938

Semiconductors & Semiconductor Equipment - 2.46%
Camtek Ltd.	63,970	327,526
Versum Materials, Inc. (a)	44,483	1,726,830
		2,054,356

Specialty Retail - 1.14%
GNC Holdings, Inc.	32,910	290,924
Guess, Inc.	38,657	658,329
		949,253

Thrifts & Mortgage Finance - 1.55%
TFS Financial Corp.	80,050	1,291,207
		1,291,207

Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc.	10,330	372,603
Houston Wire & Cable Company	24,467	128,452
		501,055

TOTAL COMMON STOCKS (Cost $62,811,823)		79,324,948

Money Market Funds - 4.44%
First American Funds Government Obligation Class Y 0.01% (b)	3,709,122	3,709,122
		3,709,122

TOTAL MONEY MARKET FUNDS (Cost $3,709,122)		3,709,122

TOTAL INVESTMENTS (Cost $66,520,945) 99.38%		83,034,070

Other Assets In Excess of Liabilities - 0.62%		514,472

TOTAL NET ASSETS - 100.00%		83,548,542

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2017.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2017

	Shares	Value
Common Stocks - 88.77%

Aerospace & Defense - 1.13%
Arotech Corp. (a)	59,074	248,111
		248,111

Banks - 2.22%
Banc of California, Inc.	7,205	149,504
MidSouth Bancorp Inc.	18,087	217,948
The Bancorp, Inc. (a)	14,424	119,286
		486,739

Biotechnology - 0.71%
Novelion Therapeutics Inc. (a)	22,026	154,843
		154,843

Capital Markets - 3.09%
Harris & Harris Group, Inc. (a)	144,604	251,611
MVC Capital, Inc.	42,599	426,416
		678,027

Chemicals - 1.28%
Landec Corp. (a)	21,613	279,888
		279,888

Commercial Banks - 0.36%
Boston Private Financial Holdings, Inc.	4,803	79,490
		79,490

Commercial Services & Supplies - 2.28%
Civeo Corp.	22,290	63,527
Command Security Corporation	27,218	82,873
Perma-Fix Environmental Services, Inc. (a)	92,815	352,697
		499,097

Communications Equipment - 1.42%
Aviat Networks, Inc. (a)	15,713	267,278
Communications Systems, Inc.	10,351	44,044
		311,322

Construction & Engineering - 5.75%
Layne Christensen Company (a)	35,308	443,115
Northwest Pipe Co. (a)	19,212	365,412
Orion Marine Group, Inc (a)	26,137	171,459
Sterling Construction Co., Inc. (a)	18,347	279,425
		1,259,411

Distributors - 2.43%
VOXX International Corp. Class A (a)	62,144	531,331
		531,331

Diversified Consumer Services - 0.25%
Lincoln Educational Services Corp. (a)	20,748	51,870
		51,870

Diversified Financial Services - 1.58%
Pico Holdings, Inc. (a)	20,720	346,024
		346,024

Diversified Telecommunications - 1.4%
Alaska Communications Systems Group, Inc. (a)	135,420	307,403
		307,403

Electronic Equipment, Instruments & Components - 10.25%

Electro Scientific Industries, Inc. (a)	32,905	458,038
Iteris, Inc. (a)	58,909	391,745
Key Tronic Corporation	33,772	243,496
Mace Security International, Inc. (a)(d)(e)(f)	144,083	55,472
Maxwell Technologies, Inc. (a)	52,206	267,817
Perceptron, Inc. (a)	14,409	113,687
Radisys Corp. (a)	100,394	137,540
Richardson Electronics Ltd.	57,639	344,105
Vishay Precision Group, Inc. (a)	9,606	234,386
		2,246,285

Energy Equipment & Services - 4.11%
CARBO Ceramics, Inc.	29,437	254,041
Dawson Geophysical Co. (a)	39,486	178,872
Gulf Island Fabrication Inc.	24,975	317,183
Tesco Corporation	27,681	150,861
		900,957

Food Products - 1.4%
Coffee Holding Company, Inc. (a)	69,160	307,070
		307,070

Health Care Equipment & Supplies - 4.44%
Digirad Corp.	105,696	364,651
Invacare Corp.	19,212	302,589
RTI Biologics, Inc. Com (a)	67,239	305,937
		973,178

Health Care Providers & Services - 0.48%
InfuSystem Holdings Inc.	51,169	104,896
		104,896

Hotels, Restaurants & Leisure - 0.73%
Dover Downs Gaming & Entertainment, Inc. (a)	19,212	19,788
Luby's, Inc. (a)	52,911	140,214
		160,003

Household Durables - 3.49%
Emerson Radio Corp. (a)	111,713	149,695
Natuzzi SpA ADR (a)(c)	128,094	262,593
Stanley Funiture Co., Inc. (a)	162,956	192,288
ZAGG, Inc. (a)	10,165	160,099
		764,675

IT Services - 0.91%
Computer Task Group Inc.	37,192	199,349
		199,349

Industrial Goods - 0.47%
CPI Aerostructures, Inc.	7,685	71,855
STARRETT L S Co.	3,421	30,447
		102,302

Insurance - 2.11%
State Auto Financial Corp.	7,205	188,987
United Insurance Holdings Corp.	16,810	274,003
		462,990

Internet & Direct Marketing Retail - 0.34%
EVINE Live Inc.	71,316	74,169
		74,169

Internet Software & Services - 2.96%
Liquidity Services, Inc. (a)	25,728	151,795
Realnetworks, Inc. (a)	62,423	299,630
Synacor, Inc.	72,993	197,081
		648,507

Leisure Products - 4.25%
Callaway Golf Co.	36,021	519,783
Clarus Corp.	36,501	273,758
Jakks Pacific, Inc. (a)	46,107	138,321
		931,862

Life Sciences Tools & Services - 0.86%
Harvard Bioscience, Inc. (a)	50,237	188,389
		188,389

Machinery - 5.93%
FreightCar America, Inc.	22,093	432,139
Graham Corporation	7,491	156,038
LB Foster Co. - Class A	14,889	338,725
Perma Pipe Holdings Inc.	16,810	142,885
Twin Disc, Inc.	7,205	134,085
Westport Fuel Systems Inc.	29,231	95,585
		1,299,457

Metals & Mining- 5.52%

Ampco-Pittsburgh Corp.	17,831	310,259
Endeavour Silver Corp. (a)	54,174	128,934
Olympic Steel Inc.	9,965	219,230
Universal Stainless & Alloy Products, Inc. (a)	26,416	550,774
		1,209,197

Oil, Gas & Consumable Fuels - 1.17%
Adams Resources & Energy, Inc.	4,913	203,890
Vaalco Energy, Inc. (a)	64,922	53,236
		257,126

Professional Services - 0.95%
Acacia Research Corporation (a)	45,608	207,516
		207,516

Semiconductors & Semiconductor Equipment - 4.68%
Amtech Systems, Inc. (a)	27,342	327,557
Axcelis Technologies, Inc. (a)	11,047	302,135
AXT, Inc. (a)	43,177	395,070
		1,024,762

Software - 1.57%
Allot Communications Ltd. (a)	26,416	142,382
Rubicon Project, Inc.	7,900	30,731
Telenav, Inc. (a)	26,903	170,834
		343,947

Specialty Retail - 0.18%
TravelCenters of America LLC (a)	9,414	40,010
		40,010

Technology Harware, Storage & Peripheral - 0.86%
TransAct Technologies, Inc.	19,226	187,454
		187,454

Textiles, Apparel & Luxury Goods - 4.65%
Crocs, Inc. (a)	19,212	186,356
Lakeland Industries, Inc. (a)	52,783	744,240
Movado Group, Inc.	3,155	88,340
		1,018,937

Thrifts & Mortgage Finance - 1.27%
Trustco Bank Corp.	31,218	277,840
		277,840

Trading Companies & Distributors - 1.3%
Houston Wire & Cable Company	54,244	284,781
		284,781

TOTAL COMMON STOCKS (Cost $15,594,101)		19,449,212

Money Market Funds - 11.75%
First American Funds Government Obligation Class Y 0.01% (b)	2,575,131	2,575,131
		2,575,131

TOTAL MONEY MARKET FUNDS (Cost $2,575,131)		2,575,131

TOTAL INVESTMENTS (Cost $18,169,232) 100.52%		22,024,343

Liabilities In Excess of Other Assets - -0.52%		(114,375)

TOTAL NET ASSETS - 100.00%		21,909,968

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2017.
(c) ADR - American Depository Receipt
(d) A Portfolio Manager of the adviser serves on the Board of Directors of this company.
(e) The Portfolio Manager of this Fund serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2017

	Shares	Value
Common Stocks - 61.18%

Auto Components - 1.53%
Magna International Inc. (a)	5,000	266,900
		266,900

Banks - 2.18%
Regions Financial Corporation	25,000	380,750
		380,750

Biotechnology - 1.18%
Opko Health, Inc. (a)	30,000	205,800
		205,800

Building Products - 2.21%
Alpha Pro Tech Ltd (a)	100,000	385,000
		385,000

Capital Markets - 5.9%
Medley Capital Corporation	35,000	208,950
MVC Capital, Inc.	29,867	298,969
TICC Capital Corp.	32,000	219,200
Waddell & Reed Financial, Inc.	15,000	301,050
		1,028,169

Chemicals - 1.92%
Platform Specialty Products Corporation	30,000	334,500
		334,500

Construction & Engineering - 0.72%
Layne Christensen Company	10,000	125,500
		125,500

Diversified Financial Services - 2.11%
Lincoln National Corporation	5,000	367,400
		367,400

Electrical Equipment - 5.65%
Allied Motion Technologies Inc.	10,000	253,400
Associated Capital Group, Inc.	10,000	357,000
Capstone Turbine Corp. (a)	85,000	59,075
Enphase Energy, Inc.	100,000	152,000
Revolution Lighting Technologies, Inc. (a)	25,000	162,500
		983,975

Electronic Equipment, Instruments & Components - 10.15%
Iteris, Inc (a)	70,000	465,500
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	962,500
Vishay Precision Group, Inc. (a)	14,000	341,600
		1,769,600

Equity Real Estate Investment Trusts (REITs) - 7.47%
Ashford Hospitality Prime, Inc.	50,000	475,000
DDR Corp.	35,000	320,600

Pennsylvania Real Estate Investment Trust	25,000	262,250
Tanger Factory Outlet Centers, Inc.	10,000	244,200
		1,302,050

Financial Services - 0.87%
Medallion Financial Corp.	70,000	151,900
		151,900

Food Products - 0.84%
Nomad Foods Ltd.	10,000	145,700
		145,700

Health Care Providers & Services - 2.31%
AmerisourceBergen Corporation	3,000	248,250
McKesson Corporation	1,000	153,610
		401,860

Hotels, Restaurants & Leisure - 0.18%
Ruby Tuesday, Inc. (a)	15,000	32,100
		32,100

IT Services - 3.72%
Edgewater Technology Inc. (a) (e) (f)	12,000	78,240
PayPal Holdings, Inc. (a)	5,000	320,150
Xerox Corp.	7,500	249,675
		648,065

Industrial Conglomerates - 1.66%
General Electric Co	12,000	290,160
		290,160

Industrial Goods - 1.71%
Genworth Financial, Inc. (a)	10,000	297,500
		297,500

Insurance - 1.1%
Genworth Financial, Inc. (a)	50,000	192,500
		192,500

Machinery - 0.73%
AmerisourceBergen Corporation	5,000	64,000
McKesson Corporation	1,000	62,630
		126,630

Media - 1.04%
Twenty-First Century Fox, Inc. (a)	7,000	180,530
		180,530

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Specialty Retail - 2.26%
Office Depot, Inc.	45,000	204,300
The TJX Companies, Inc.	2,000	147,460
TravelCenters of America LLC	10,000	42,500
		394,260

Technology Harware, Storage & Peripheral - 1.08%
NCR Corp.	5,000	187,600
		187,600

Textiles, Apparel & Luxury Goods - 2.67%
Lakeland Industries, Inc. (a)	33,000	465,300
		465,300

TOTAL COMMON STOCKS (Cost $8,975,012)		10,663,749

Traditional Preferred - 2.97%
Virtus Investment Partners, Inc. 7.25 02/01/20	5,000	517,350
		517,350

TOTAL TRADITIONAL PREFERRED (Cost $475,317)		517,350

Investment Companies - 14.9%
Boulder Growth & Income Fund, Inc.	50,000	510,000
Dividend and Income Fund	60,000	771,600
Equus Total Return, Inc.	108,000	262,440
Liberty All Star Equity Fund	76,000	458,280
RMR Real Estate Income Fund Com	15,053	290,824
The Gabelli Healthcare & Wellness Trust	30,000	303,300
		2,596,444

TOTAL INVESTMENT COMPANIES (Cost $2,080,054)		2,596,444

Money Market Funds - 20.97%
First American Funds Government Obligation Class Y (b)	3,655,591	3,655,591
		3,655,591

TOTAL MONEY MARKET FUNDS (Cost $3,655,591)		3,655,591

TOTAL INVESTMENTS (Cost $15,185,974) 100.01%		17,433,133

Liabilities In Excess of Other Assets - -0.01%		(2,484)

TOTAL NET ASSETS - 100.00%		17,430,649

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2017.
(c) A Portfolio Manager of the adviser serves on the Board of Directors of this company.
(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.
(e) A Portfolio Manager of the Adviser serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2017 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$33,173,765	$1,111,552	$ (80,908)	$1,030,644
Ancora/Thelen Small-Mid Cap Portfolio	$66,520,945	$17,464,474	$ (951,349)	$16,513,125
Ancora MicroCap Portfolio	$18,169,232	$5,493,160	$ (1,638,049)	$3,855,111
Ancora Special Opportunities Portfolio	$15,185,974	$2,815,779	$ (568,620)	$2,247,159

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 34,204,199	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 34,204,199	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 83,034,070	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 83,034,070	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 22,024,343	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 22,024,343	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 17,433,133	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 17,433,133	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Anne Ogan

     Anne Ogan

     Acting Chairman

Date: November 27, 2017